Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal			$ 5,898	$ 4,998
Fair Value of Risk Management Assets and Liabilities	$ 53,000,000
1% increase/decrease in interest rate on floating rate debt	1,000,000	$ 3,000,000
Cash and cash equivalents	378,000,000	186,000,000			$ 781,000,000	$ 610,000,000
Available borrowing capacity	1,100,000,000
Uncommitted demand facilities	1,100,000,000
WRB [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity			55
Uncommitted demand facilities			55
Committed Credit Facility [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Cash and cash equivalents	$ 378,000,000
Top of Range [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio	2.0
Available borrowing capacity	$ 1,600,000,000
Uncommitted demand facilities	1,600,000,000
Amount of undrawn facilities for general purposes	$ 600,000,000
Interest rate risk [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Changes in interest rate percentage	1.00%
Liquidity risk [member] | Committed Credit Facility [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity	$ 4,500,000,000
Uncommitted demand facilities	4,500,000,000
Liquidity risk [member] | Top of Range [Member] | Base Shelf Prospectus [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity			3,700
Uncommitted demand facilities			$ 3,700
Interest Rate, Foreign Exchange or Cross Currency Interest Rate Swap [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal	0
Notional Amount of Interest Rate Swaps [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal		$ 0
Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal	$ 0
Trade receivables [member] | Credit risk [member] | Investment grade counterparties [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	98.00%	97.00%	98.00%	97.00%
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Number of counterparties whose net settlement position individually accounts for more than 10 percent of the fair value of accruals, joint operations, trade receivables and net investment in finance lease	1	1	1	1
Average expected credit loss rate	0.50%	0.30%	0.50%	0.30%
Percentage of counterparties greater than 10 percent of accruals, joint operations, trade receivables and net investment in finance leases	10.00%